Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 23, 2016
Debt [Line Items]
Revolving credit agreement	$ 125,000	$ 0	$ 68,143
Debt issuance costs	(10,740)	(12,370)	(14,036)
Debt, Long-term and Short-term, Combined Amount, Total	1,014,260	887,630	954,107
6.50% Notes due 2024
Debt [Line Items]
Senior Notes	$ 900,000	$ 900,000	$ 900,000	$ 900,000